Portfolio of Investments

September 30, 2019 (unaudited)

International Choice Fund

	Shares	Value
COMMON STOCKS — 96.8%
AUSTRALIA — 4.5%
Cochlear Ltd.	64,381	$9,059,992
SEEK Ltd.	304,475	4,416,529
Treasury Wine Estates Ltd.	405,952	5,095,461
		18,571,982
BRAZIL — 1.5%
Raia Drogasil SA	265,000	6,113,888

CANADA — 3.0%
Fairfax Financial Holdings Ltd.	8,057	3,551,563
Shopify, Inc., Class A *	27,687	8,628,930
		12,180,493
CHINA — 7.4%
Alibaba Group Holding Ltd. ADR*	60,962	10,194,675
Baidu, Inc. ADR*	28,589	2,937,806
Ctrip.com International Ltd. ADR*	102,908	3,014,175
Ping An Insurance Group Co. of China Ltd., Class H	358,500	4,120,497
Prosus NV*	47,193	3,464,363
Tsingtao Brewery Co., Ltd., Class H	1,130,057	6,818,068
		30,549,584
DENMARK — 1.6%
Novozymes A/S, B Shares	157,710	6,633,456

FINLAND — 1.3%
Kone Oyj, B Shares	91,803	5,224,564

FRANCE — 1.4%
Legrand SA	80,396	5,735,223

GERMANY — 6.1%
adidas AG	22,653	7,052,906
Bechtle AG	59,797	6,085,906
Infineon Technologies AG	251,299	4,515,042
Zalando SE*	160,325	7,320,336
		24,974,190
HONG KONG — 4.2%
AIA Group Ltd.	858,600	8,097,500
Jardine Matheson Holdings Ltd.	51,800	2,772,191
Jardine Strategic Holdings Ltd.	73,000	2,183,535
Techtronic Industries Co., Ltd.	607,000	4,224,837
		17,278,063
INDIA — 5.8%
Asian Paints Ltd.	320,892	7,985,819
Housing Development Finance Corp., Ltd.	274,898	7,673,028
Mahindra & Mahindra Ltd. GDR	386,009	2,991,570
MakeMyTrip Ltd.*	75,532	1,713,821

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
United Spirits Ltd.*	354,908	$3,342,108
		23,706,346
IRELAND — 1.3%
Kingspan Group PLC	109,858	5,364,359

JAPAN — 20.0%
Denso Corp.	72,400	3,199,169
Kakaku.com, Inc.	206,100	5,091,384
Kao Corp.	56,600	4,198,415
Keyence Corp.	7,100	4,419,438
MS&AD Insurance Group Holdings, Inc.	242,500	7,882,258
Murata Manufacturing Co., Ltd.	114,300	5,539,839
Nidec Corp.	44,500	6,026,257
Olympus Corp.	484,800	6,568,018
Pigeon Corp.	97,500	4,037,171
Shimano, Inc.	33,300	5,031,762
Shiseido Co., Ltd.	129,000	10,353,432
SMC Corp.	17,400	7,479,010
SoftBank Group Corp.	90,300	3,563,276
Sugi Holdings Co., Ltd.	42,700	2,317,345
Sysmex Corp.	99,300	6,671,199
		82,377,973
MALAYSIA — 0.8%
Public Bank Bhd	723,500	3,468,572

MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	883,900	2,619,809

NETHERLANDS — 1.9%
ASML Holding NV	32,198	7,985,564

PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	322,921	5,445,634

SINGAPORE — 1.8%
United Overseas Bank Ltd.	393,599	7,315,044

SOUTH AFRICA — 1.7%
Naspers Ltd., N Shares	47,193	7,145,455

SOUTH KOREA — 0.6%
NAVER Corp.	18,570	2,435,739

SPAIN — 1.9%
Industria de Diseno Textil SA	247,108	7,647,422

SWEDEN — 5.1%
Atlas Copco AB, A Shares	4,093	126,036
Atlas Copco AB, B Shares	237,717	6,437,153
Epiroc AB, B Shares	424,821	4,383,981
Investor AB, B Shares	123,891	6,050,498

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Nibe Industrier AB B Shares	314,244	$3,983,035
		20,980,703
SWITZERLAND — 3.3%
Compagnie Financiere Richemont SA	89,099	6,529,679
Schindler Holding AG, Participating Certificates	28,341	6,342,355
u-blox Holding AG*	10,826	781,685
		13,653,719
TAIWAN — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	243,080	11,298,358

THAILAND — 0.6%
Thai Beverage PCL	3,912,700	2,505,490

UNITED KINGDOM — 13.8%
ASOS PLC*	58,839	1,791,507
Auto Trader Group PLC	999,171	6,262,436
Burberry Group PLC	168,166	4,491,965
Hargreaves Lansdown PLC	396,594	10,125,805
HomeServe PLC	265,727	3,874,934
Intertek Group PLC	75,452	5,078,818
John Wood Group PLC	473,186	2,206,035
Johnson Matthey PLC	117,196	4,401,965
Jupiter Fund Management PLC	605,870	2,648,306
Rightmove PLC	1,191,051	8,058,889
Trainline PLC*	1,016,634	5,237,482
Weir Group PLC (The)	146,931	2,573,881
		56,752,023
UNITED STATES — 2.6%
Mettler-Toledo International, Inc.*	9,985	7,033,434
Spotify Technology SA*	33,355	3,802,470
		10,835,904
Total Common Stocks (cost $307,472,653)		398,799,557
PREFERRED STOCKS — 1.4%

GERMANY — 1.4%
Sartorius AG 0.38% (cost $3,639,982)	31,851	5,806,786
TOTAL INVESTMENTS — 98.2% (cost $311,112,635)		$404,606,343
Other assets less liabilities — 1.8%		7,300,531
NET ASSETS — 100.0%		$411,906,874

*  Non-income producing security.

ADR  -  American Depositary Receipt

GDR  -  Global Depositary Receipt

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$88,894,543	$309,905,014	$—	$398,799,557
Preferred Stocks**	—	5,806,786	—	5,806,786
Total	$88,894,543	$315,711,800	$—	$404,606,343

**  Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.